Financial income (expense) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Interest income	$ 179	$ 98	$ 540	$ 341
Interest expense:
Interest expense	(6,480)	(7,309)	(19,862)	(21,870)
Commitment fees	0	(223)	(37)	(728)
Amortization of debt issuance cost and fair value of debt assumed	(175)	(207)	(538)	(629)
Total interest expense	(6,655)	(7,739)	(20,437)	(23,227)
Gain (loss) on derivative instruments	516	571	1,692	1,481
Other items, net:
Foreign exchange gain (loss)	(98)	24	(238)	(920)
Bank charges, fees and other	(37)	(16)	(109)	(68)
Withholding tax on interest expense and other	(645)	(641)	(1,919)	(1,869)
Total other items, net	(780)	(633)	(2,266)	(2,857)
Total financial income (expense), net	$ (6,740)	$ (7,703)	$ (20,471)	$ (24,262)